VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.46%)
Communications (12.84%)
Internet (12.84%)
Alphabet, Inc., Class C(a)	37,824	$54,248,316
Amazon.com, Inc.(a)	33,794	67,882,684
Booking Holdings, Inc.(a)	17,550	32,126,152
Facebook, Inc., Class A(a)	219,490	44,317,226
		198,574,378

TOTAL COMMUNICATIONS		198,574,378

Consumer, Cyclical (9.16%)
Lodging (9.16%)
Hilton Worldwide Holdings, Inc.	588,824	63,475,227
Marriott International, Inc., Class A	417,833	58,521,690
Whitbread PLC	331,467	19,565,259
		141,562,176

TOTAL CONSUMER, CYCLICAL		141,562,176

Consumer, Non-cyclical (14.71%)
Commercial Services (1.58%)
S&P Global, Inc.	83,282	24,462,422

Healthcare-Services (4.45%)
Anthem, Inc.	259,019	68,712,560

Pharmaceuticals (8.68%)
AmerisourceBergen Corp.	450,062	38,507,305
CVS Health Corp.	870,744	59,053,858
McKesson Corp.	256,919	36,639,218
		134,200,381

TOTAL CONSUMER, NON-CYCLICAL		227,375,363

Energy (4.82%)
Oil & Gas Services (4.82%)
National Oilwell Varco, Inc.	3,618,256	74,572,256

TOTAL ENERGY		74,572,256

Financial (22.47%)
Diversified Financial Services (8.62%)
Credit Acceptance Corp.(a)	76,472	32,804,959
Mastercard, Inc., Class A	171,794	54,276,596
Visa, Inc., Class A	232,473	46,255,153
		133,336,708

Insurance (5.43%)
Everest Re Group, Ltd.	126,564	35,003,805
Swiss Re AG	432,224	48,912,392
		83,916,197

Private Equity (7.40%)
Brookfield Asset Management, Inc., Class A	516,762	31,631,002

		Value
	Shares	(Note 2)
Financial (continued)
Private Equity (continued)
KKR & Co., Inc., Class A	2,594,892	$82,777,055
		114,408,057

REITS (1.02%)
American Tower Corp.	68,400	15,851,016

TOTAL FINANCIAL		347,511,978

Industrial (8.01%)
Aerospace/Defense (5.26%)
Airbus SE	550,197	81,302,748

Transportation (2.75%)
United Parcel Service, Inc., Class B	410,387	42,483,262

TOTAL INDUSTRIAL		123,786,010

Technology (20.45%)
Semiconductors (13.94%)
NVIDIA Corp.	195,167	46,143,334
Qorvo, Inc.(a)	747,460	79,126,116
Skyworks Solutions, Inc.	798,583	90,359,666
		215,629,116

Software (6.51%)
Microsoft Corp.	328,882	55,985,583
Oracle Corp.	851,447	44,658,395
		100,643,978

TOTAL TECHNOLOGY		316,273,094

TOTAL COMMON STOCKS
(Cost $1,091,644,357)		1,429,655,255

		Value
	Shares	(Note 2)
LIMITED PARTNERSHIPS (1.88%)
Financial (1.88%)
Investment Companies (1.88%)
Carlyle Group, Inc.	896,331	29,112,831

TOTAL FINANCIAL		29,112,831

TOTAL LIMITED PARTNERSHIPS
(Cost $28,000,881)		29,112,831

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (7.34%)
Money Market Fund (7.34%)
Invesco Government & Agency Portfolio, Institutional Class	1.486%	113,445,375	$113,445,375

TOTAL SHORT TERM INVESTMENTS
(Cost $113,445,375)			113,445,375

TOTAL INVESTMENTS (101.68%)
(Cost $1,233,090,613)			$1,572,213,461

Liabilities In Excess Of Other Assets (-1.68%)			(26,026,877)

NET ASSETS (100.00%)			$1,546,186,584

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (91.25%)
Consumer, Cyclical (16.46%)
Home Furnishings (6.60%)
Howden Joinery Group PLC	1,745,738	$15,869,298
Sleep Number Corp.(a)	389,304	20,084,193
		35,953,491

Lodging (2.00%)
Wyndham Hotels & Resorts, Inc.	190,296	10,879,222

Office Furnishings (3.95%)
Herman Miller, Inc.	414,887	16,035,383
Knoll, Inc.	222,695	5,513,928
		21,549,311

Retail (3.91%)
Sleep Country Canada Holdings, Inc.	1,398,959	21,279,314

TOTAL CONSUMER, CYCLICAL		89,661,338

Consumer, Non-cyclical (6.71%)
Commercial Services (6.71%)
Sabre Corp.	880,141	18,958,237
Savills PLC	1,070,290	17,581,650
		36,539,887

TOTAL CONSUMER, NON-CYCLICAL		36,539,887

Energy (2.05%)
Oil & Gas (2.05%)
Texas Pacific Land Trust	14,739	11,138,410

TOTAL ENERGY		11,138,410

Financial (27.07%)
Diversified Financial Services (3.82%)
Virtus Investment Partners, Inc.	169,195	20,816,061

Insurance (6.86%)
Axis Capital Holdings, Ltd.	320,171	20,570,987
Everest Re Group, Ltd.	60,641	16,771,481
		37,342,468

Real Estate (14.49%)
Cushman & Wakefield PLC(a)	1,688,106	32,445,397
Jones Lang LaSalle, Inc.	179,810	30,535,334
Marcus & Millichap, Inc.(a)	450,579	15,950,497
		78,931,228

REITS (1.90%)
Park Hotels & Resorts, Inc.	472,174	10,359,498

TOTAL FINANCIAL		147,449,255

		Value
	Shares	(Note 2)
Industrial (29.92%)
Aerospace/Defense (0.97%)
Barnes Group, Inc.	83,467	$5,272,610

Building Materials (4.38%)
Ibstock PLC	6,213,810	23,877,494

Electrical Components & Equipment (8.87%)
Acuity Brands, Inc.	128,412	15,135,923
EnerSys	312,817	22,510,311
Littelfuse, Inc.	60,288	10,665,550
		48,311,784

Electronics (6.82%)
Coherent, Inc.(a)	144,758	20,473,124
Ituran Location and Control, Ltd.	654,805	16,684,431
		37,157,555

Engineering & Construction (1.46%)
frontdoor, Inc.(a)	186,747	7,951,687

Machinery-Diversified (1.92%)
Stabilus SA	170,877	10,438,304

Miscellaneous Manufacturing (5.50%)
Carlisle Cos., Inc.	88,121	13,767,144
Crane Co.	189,839	16,223,641
		29,990,785

TOTAL INDUSTRIAL		163,000,219

Technology (9.04%)
Computers (2.24%)
Avast PLC	2,178,859	12,228,011

Software (6.80%)
ACI Worldwide, Inc.(a)	542,459	18,687,713
CDK Global, Inc.	108,527	5,825,729
Lectra	504,478	12,504,667
		37,018,109

TOTAL TECHNOLOGY		49,246,120

TOTAL COMMON STOCKS
(Cost $409,735,058)		497,035,229

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (8.99%)
Money Market Fund (8.99%)
Invesco Government & Agency Portfolio, Institutional Class	1.486%	48,996,296	48,996,296

TOTAL SHORT TERM INVESTMENTS
(Cost $48,996,296)			48,996,296

TOTAL INVESTMENTS (100.24%)
(Cost $458,731,354)			$546,031,525

Liabilities In Excess Of Other Assets (-0.24%)			(1,325,289)

NET ASSETS (100.00%)			$544,706,236

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Notes to Quarterly Statements of Investments

January 31, 2020 (Unaudited)

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2020:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,429,655,255	$–	$–	$1,429,655,255
Limited Partnerships(a)	29,112,831	–	–	29,112,831
Short Term Investments	113,445,375	–	–	113,445,375
TOTAL	$1,572,213,461	$–	$–	$1,572,213,461

Notes to Quarterly Statements of Investments

January 31, 2020 (Unaudited)

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$497,035,229	$–	$–	$497,035,229
Short Term Investments	48,996,296	–	–	48,996,296
TOTAL	$546,031,525	$–	$–	$546,031,525

(a)	For detailed descriptions, see the accompanying Statements of Investments.

For the nine months ended January 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.